Offerings - Offering: 1	Jul. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 607,928,005.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 93,073.78
Offering Note	Estimated for purposes of calculating the filing fee only. The transaction valuation was calculated as (a) an amount equal to the product of (i) $9.205, the average of the high and low sales prices per share of Sage Therapeutics, Inc. ("Sage") common stock, par value $0.0001 per share (each such share, a "Share"), on June 27, 2025, as reported by NASDAQ, and (ii) 63,766,161 Shares, which consist of (A) 62,628,219 Shares outstanding (inclusive of Shares that are subject to vesting or forfeiture restrictions granted pursuant to a Sage equity incentive plan, program or arrangement), (B) 1,137,942 Shares issuable pursuant to outstanding options with an exercise price less than $8.50 (the "Closing Amount"), (C) 1,916,330 Shares underlying outstanding restricted stock unit awards, and (D) 1,219,921 Shares underlying outstanding restricted stock units whose vesting is conditioned in full or in part based on the achievement of performance goals or metrics, less (b) an amount equal to the product of (i) 1,137,942 Shares issuable pursuant to outstanding options with an exercise price less than the Closing Amount and (ii) the weighted average exercise price for such options of $6.95 per Share. The calculation of the filing fee is based on information provided by Sage as of June 27, 2025.